Stock-Based Compensation Plans (Schedule Of Other Data For Stock Option And Stock Awards) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation related to nonvested options and awards at end of year	$ 9,851
Weighted average period over which unrecognized compensation cost of nonvested options and awards to be recognized (years)	1.8
Actual income tax benefit realized from options exercised during the year	4,764
Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation related to nonvested options and awards at end of year	$ 5,995
Weighted average period over which unrecognized compensation cost of nonvested options and awards to be recognized (years)	1.8